North American Financial Holdings, Inc.

9350 South Dixie Highway

Miami, Florida 33156

September 2, 2011

VIA EDGAR AND OVERNIGHT DELIVERY

Mr. Christian Windsor

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3561

Washington, D.C. 20549

Re:	North American Financial Holdings, Inc.
Registration Statement on Form S-1
Filed June 24, 2011
File No. 333-175108

Dear Mr. Windsor:

On behalf of North American Financial Holdings, Inc., a Delaware corporation (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules promulgated thereunder, please find enclosed for filing with the Securities and Exchange Commission (the “Commission”) a complete copy of Amendment No. 1 (the “Amendment”) to the above-captioned Registration Statement on Form S-1 of the Company (the “Registration Statement”).

The Amendment reflects certain revisions of the Registration Statement in response to the comment letter dated July 21, 2011 from the staff of the Commission (the “Staff”). The Amendment also includes other changes that are intended to update, clarify and render more complete the information contained therein.

For the convenience of the Staff, each of the Staff’s comments is reproduced below and is followed by the corresponding response of the Company. Unless otherwise indicated, capitalized terms used herein have the meanings assigned to them in the Registration Statement. All page references in the responses set forth below refer to pages of the Amendment.

General

1.	Prior to requesting acceleration of effectiveness of the registration statement, please provide the staff with a letter from FINRA indicating whether FINRA objects to the underwriters’ compensation.

Christian Windsor

U.S. Securities and Exchange Commission

Response: The Company acknowledges the Staff’s comment and will request that FINRA provide the Staff with a letter from FINRA indicating whether FINRA objects to the underwriters’ compensation at such time as such letter is issued.

2.	Please revise to disclose, as soon as practicable, all information that is not permitted to be omitted from the registration statement at the time of effectiveness. Note that we will need time to review this information prior to accelerating the effectiveness of the registration statement.

Response: The Company acknowledges the Staff’s comment and confirms that it will disclose, as soon as practicable, all information that is not permitted to be omitted from the registration statement at the time of effectiveness.

3.	We note the use of certain non-GAAP measures throughout the document, such as tangible common equity. Please revise to disclose the information required by Item 10(e) of Regulation S-K for each non-GAAP measure provided.

Response: In response to the Staff’s comment, the Company has revised pages 13-14, 57, 101 and 104 of the Amendment to disclose the information required by Item 10(e) of Regulation S-K.

Prospectus Cover Page

4.	Please revise to disclose the number of shares to be offered in the offering. This information must be disclosed prior to first using the prospectus. Revise the remainder of the prospectus accordingly. Refer to Item 501(b)(2) of Regulation S-K.

Response: The Company acknowledges the Staff’s comment and confirms that it will disclose the number of shares to be offered in the offering prior to first using the prospectus.

Market Data, page ii

5.	This language appears to be disclaiming the accuracy of market data being provided. Please revise this section to remove any disclaimers of accuracy with respect to such data.

Response: In response to the Staff’s comment, the Company has revised page ii of the Amendment to delete the statement that no representations are made as to the accuracy or completeness of the data.

Christian Windsor

U.S. Securities and Exchange Commission

Reorganization, page 2

6.	In light of the Capital Bank’s merger with and into NAFH Bank effective June 30, 2011, please revise the “Pre-IPO and Reorganization” diagram here and on page 104 to reflect the company’s current structure.

Response: In response to the Staff’s comment, the Company has revised the “Pre-IPO and Reorganization” diagrams on pages 3 and 124 of the Amendment to reflect the Company’s current structure and has made conforming changes throughout the text of the Amendment.

Our allowance for loan losses and fair value ..., page 18

7.	Please revise to disclose the total amount of nonperforming loans as of March 31, 2011. Also revise to disclose the ratio of the allowance for loan losses to total nonperforming loans as of March 31, 2011. We note this is disclosed elsewhere in the document.

Response: In response to the Staff’s comment number 7 and comment number 11, the Company has revised pages 15, 22, 50 and 95 of the Amendment to disclose the total amount of nonperforming loans and the ratio of the allowance for loan losses to total nonperforming loans for covered loans and non-covered loans as of June 30, 2011.

As a public company, we will be required to meet ..., page 24

8.	We note that as of December 31, 2010, Green Bankshares reported a material weakness in its internal control over financial reporting. Please revise to disclose in MD&A what actions you intend to take to achieve and maintain effective internal controls over financial reporting in accordance with Section 404 of the Sarbanes-Oxley Act.

Response: In response to the Staff’s comment, the Company has revised page 65 of the MD&A to disclose the actions the Company intends to take to achieve and maintain effective internal controls over financial reporting with respect to the Green Bankshares transaction.

Additionally, the Company has revised pages 29 and 32 of the Amendment in the risk factors to reference “Management Discussion and Analysis of Financial Condition and Results of Operations—Material Trends and Developments” for information regarding actions the Company intends to take to achieve and maintain effective internal controls over financial reporting in accordance with Section 404 of the Sarbanes-Oxley Act with respect to the Green Bankshares investment.

Christian Windsor

U.S. Securities and Exchange Commission

Our officers and directors may have conflicts of interest ..., page 28

9.	Revise to disclose the extent to which NAFH has waived the corporate opportunities doctrine under Delaware law. We note the disclosure on page 141 under “Renunciation of Certain Corporate Opportunities.”

Response: In response to the Staff’s comment, the Company has revised page 32 of the Amendment to disclose that our certificate of incorporation provides that we renounce any interest or expectancy in certain acquisition opportunities that our officers or directors become aware of in connection with their service to other entities to which they have a fiduciary or contractual obligation.

Use of Proceeds, page 38

10.	In the second paragraph of this section you identify that you intend to purchase additional franchises or other assets, either through acquisitions or regulatory sales. Revise your disclosure to discuss any current plans to make specific acquisitions, including any bidding processes that North American has entered into with the FDIC or any other regulator for the purchase of assets of a failed or failing institution. Similarly, discuss any other acquisition where North American has had anything more than preliminary discussions about acquiring significant assets, core deposits or entire institutions.

Response: The Company hereby advises the Staff that it does not have any current plans to make specific acquisitions, that it is not currently involved in any bidding processes with the FDIC or any other regulator for the purchase of assets of a failed or failing institution, and that it has not had anything more than preliminary discussions with respect to any other acquisition of significant assets, core deposits or entire institutions.

Selected Historical Consolidated Financial Information, page 43

11.	Please revise the nonperforming assets to total assets and the allowance for loan losses to nonperforming loans asset quality measures here and elsewhere, as appropriate, to clarify whether they include covered assets and loans. To the extent they do, please revise to include comparable measures that do not.

Response: In response to the Staff’s comment 11 and comment 7, the Company has revised pages 15, 22, 50 and 95 of the Amendment to disclose the nonperforming assets to total assets and the allowance for loan losses to nonperforming loans asset quality measures separately for covered loans and for other loans.

Christian Windsor

U.S. Securities and Exchange Commission

Unaudited Pro Forma Condensed Combined Financial Information

Unaudited Pro Forma Condensed Combined Balance Sheet, page 48

12.	Please revise your next amendment to include a rollforward of your loans accounted for under ASC 3 10-30-50-2 which reconciles the contractual receivable to your carrying amount for the Green Bankshares, Inc. acquisition.

Response: In response to the Staff’s comment, the Company has revised footnote 5 of the unaudited pro forma condensed combined balance sheet on page 55 of the Amendment to add a table which reconciles the contractual receivable to the carrying amount of loans to be acquired in the Green Bankshares acquisition.

Unaudited Pro Forma Condensed Combined Statement of Income, page 51

13.	Please revise pro forma adjustment 1 and pro forma adjustment 2 to the unaudited pro forma condensed combined statements of income for the periods ended March 31, 2011 and December 31, 2010, respectively, to clarify how they reflect the change in interest income that would have resulted had loans been acquired as of the beginning of the periods.

Response: In response to the Staff’s comment, the Company has revised pages 57 and 60 of the Amendment to clarify how pro forma unaudited adjustment 1 and pro forma unaudited adjustment 2 to the unaudited pro forma condensed combined statements of income for the periods ended June 30, 2011 and December 31, 2010, respectively, reflect the change in interest income that would have resulted had loans been acquired as of the beginning of the periods.

14.	Please revise to clarify how the adjustments eliminating the historical provisions for loan losses and the historical OREO losses and related expenses consider credit impairment and OREO activities for the loans and related assets subsequent to the beginning of the periods presented.

Response: In response to the Staff’s comment, the Company has revised the unaudited pro forma condensed combined statements of income for the periods ended June 30, 2011 and December 31, 2010 to include the historical provisions for loan losses and the historical OREO losses and related expenses for the acquired entities without adjustment. In addition, the accompanying language describing adjustments 4 and 5 related to the period ended June 30, 2011 on page 58 and describing adjustments 5 and 7 for the period ended December 31, 2010 on page 60 has been revised.

Management’s Discussion and Analysis, page 56

15.	On page 4, and in the Business Section, you discuss the importance of efficient operations in implementing your business plan. Your efficiency ratio in the

Christian Windsor

U.S. Securities and Exchange Commission

first quarter was almost 94% (or 82% excluding the termination of Capital’s legacy programs). Please revise this section to discuss, in greater detail, the reason for your significant non-interest expense, and how management believes these costs will eventually revert to a level that they are consistent with your stated business model. Please also address the impact of your strategy to expand your reliance upon core deposits in implementing the funding portion of your strategy. Make conforming changes to your discussion in the Summary, Business Section and Risk Factors.

Response: In response to the Staff’s comments, the Company has revised page 126 of the Amendment to include the following paragraph describing the relationship between our current high efficiency ratio and our business strategy to operate efficiently and to manage our cost structure:

“To evaluate and control operating costs, we monitor certain performance metrics including our efficiency ratio, which equals total non-interest expenses divided by net revenues (net interest income plus non-interest income). Our efficiency ratio has been and will continue to be significantly impacted by certain costs that follow acquisitions of financial institutions. Our efficiency ratio for the six months ended June 30, 2011 was 85.9%, which was impacted by $4.7 million of conversion expenses due to integration of the acquired banks and $2.8 million of foreclosed asset-related expense from the resolution of legacy problem assets. Excluding the impact of these items, our adjusted efficiency ratio for the six months ended June 30, 2011 was 76.9%.”

Also, the Company has revised pages 125 and 130 of the Amendment to disclose that our organic core deposits grew $181.5 million (or 26.2% annualized growth) for the six months ended June 30, 2011, which is a primary method our management uses to evaluate the effectiveness of our strategy to expand reliance upon core deposits in implementing the funding portion of our strategy.

The Company has also made conforming changes to the summary and business sections on pages 5 and 125, respectively.

Business, page 99

16.	In the two risk factors on page 17, you discuss risks associated with a number of loan types. However, you indicate that you intend to focus on other types of loans. Please revise this section to discuss, in greater detail, the loan types that you intend to focus on, including the significant risks associated with those types of loans. Please also revise your Management’s Discussion and Analysis regarding your current loan holdings to explain how changes in the portfolio follow your business strategy of emphasizing some loan types while seeking to reduce your exposure to others.

Christian Windsor

U.S. Securities and Exchange Commission

Response: In response to the Staff’s comment, the Company has added a risk factor on page 21 under the heading of “Repayment of our commercial business loans is dependent on the cash flows of borrowers, which may be unpredictable, and the collateral securing these loans may fluctuate in value.” In this new risk factor, the Company discusses commercial business lending, which includes owner occupied real estate as well as commercial and industrial lending, as a component of its business plan, describes relevant risks associated with this type of lending and discloses the amount of these loans in its portfolio along with the balances of non-performing commercial business loans covered by an FDIC loss sharing agreement and other nonperforming commercial business loans.

The Company has also revised page 81 of the Amendment to discuss the types of loans on which it focuses and discusses to the amount of new loan originations in those categories over the three most recently completed fiscal quarters. Additionally, the Company has added a discussion on page 81 of the Amendment of the types of loans that it is not currently focusing on, which are primarily construction and development loans and non-owner occupied commercial real estate loans, and also discloses the amount of new loan originations in those categories.

Loss Sharing Agreements, page 100

17.	Please file the loss sharing agreements entered into with the FDIC as exhibits to the registration statement. Refer to Item 601(b)(10) of Regulation S-K.

Response: In response to the Staff’s comments, the Company has filed the loss sharing agreements with the FDIC relating to the acquisitions of the assets of First National Bank of the South, Metro Bank of Dade County and Turnberry Bank. The loss sharing provisions are included as Exhibits 4.15A and 4.15B of each of the purchase and assumption agreements entered into in connection with such acquisitions, which are filed as Exhibits 2.1, 2.2 and 2.3, respectively, to the Amendment.

Market Area, page 108

18.	In the risk factor on page 16 you discuss weaknesses in the real estate markets in your home markets. It appears that many of these same markets, particularly South Florida and North Carolina, have been substantially impacted by the recession, including employment and income declines. Please revise this section to discuss these weaknesses. Make conforming changes to the similar disclosure on page 7.

Response: In response to the Staff’s comment, the Company has revised pages 9 and 128 to discuss weaknesses in the real estate markets in the Company’s home markets and to discuss the impact of the recession on these markets.

Christian Windsor

U.S. Securities and Exchange Commission

NAFH National Bank as a National Bank, page 114

19.	Please add a recent developments section and disclose, if true, that you are in compliance with all of the material terms of the OCC Operating Agreement and FDIC Order.

Response: In response to the Staff’s comment, the Company has revised page 136 to add a recent developments section and to disclose that Capital Bank, N.A. (formerly known as NAFH National Bank) was in compliance with all of the material terms of the OCC Operating Agreement and FDIC Order as of June 30, 2011.

20.	We note that the FDIC Order requires that NAFH Bank maintain Tier 1 common equity to total assets of at least ten percent during the first three years following your acquisition of the Failed Banks. Please revise to disclose Tier 1 common equity to total assets as of March 31, 2011.

Response: In response to the Staff’s comment, the Company has revised page 136 to disclose Tier 1 common equity to total assets as of June 30, 2011.

Base Salary, page 134

21.	We note the disclosure on page 133 that you do not use benchmarking or peer group analysis in making compensation decisions. We also note the disclosure on page 134 that your named executive officers’ base salaries are designed to remain competitive with the base salary ranges for similar positions with other banking organizations of comparable size. To the extent you use compensation data about other companies to base, justify or provide a framework for a compensation decision, please revise to disclose the component companies that make up the peer group. Refer to Item 402(b)(2)(ix) of Regulation S-K and Regulation S-K Compliance & Disclosure Interpretation 118.05.

Response: In response to Staff’s comment, the Company has revised page 157 of the Amendment to clarify that no specific peer companies are used when evaluating the base salaries of the Company’s named executive officers. Instead the Company uses a more general view of compensation at banking organizations and of financial industry executives based on experience in the industry.

Annual Bonus Program, page 134

22.	We note that in awarding bonus payments, the compensation committee considers various factors, including the achievement of certain performance targets. Please tell us whether the outcome with respect to these performance targets is substantially uncertain at the time they are established and whether they are communicated to the executives prior to or during the performance period.

Christian Windsor

U.S. Securities and Exchange Commission

Response: In response to Staff’s comment, the Company has revised page 157 of the Amendment to clarify that the annual bonus criteria are communicated to named executive officers either prior to, or at, the beginning of the performance period, at which time the achievement of the performance targets is substantially uncertain.

23.	We note that you intend to adopt a written plan prior to completion of this offering. If adopted prior to effectiveness of the registration statement, please file this plan as an exhibit to the registration statement. In the event you do not adopt a written plan prior to effectiveness of the registration statement, file a written description of the plan. Refer to Item 601 (b)( 1 0)(iii)(A) of Regulation S-K.

Response: The Company may adopt a written annual incentive plan prior to completion of this offering, but this has not yet been finally determined. In the event a written annual incentive plan is adopted prior to completion of this offering, the Company will file it as an exhibit to the registration statement. In the event a written annual incentive plan is not adopted prior to the effectiveness of the registration statement and the Company intends to maintain an annual incentive plan, the Company will file a written description of such annual incentive plan prior to the effectiveness of the registration statement.

Stock Ownership Guidelines, page 136

24.	Please revise to disclose, if true, that once the provisions in the stockholder agreement are satisfied, the named executive officers will be able to divest themselves of the shares of common stock acquired in connection with your private placements. Also revise to clarify, if true, that the named executive officers and directors are not subject to any other equity ownership requirements.

Response: In response to Staff’s comment, the Company has revised the discussion of stock ownership guidelines on page 159 to clarify that once the provisions of the subscription agreement are satisfied, the named executive officer will no longer have any transfer limitation on the common stock acquired in our private placements and that the Company’s directors and named executive officers do not have any other stock ownership guidelines.

Summary Compensation Table, page 137

25.	We note that you provide compensation disclosure for only four persons. Please confirm, if true, that you do not have a third executive officer other than the PEO and PFO who served as an executive officer (as that term is defined in Rule 3b-7 under the Securities Exchange Act of 1934) at the end of the last completed fiscal year and who earned an amount in excess of that specified in Instruction 1 to Item 402(a)(3) of Regulation S-K.

Christian Windsor

U.S. Securities and Exchange Commission

Response: The Company confirms that it does not have a third executive officer other than the PEO and PFO who served as an executive officer (as that term is defined in Rule 3b-7 under the Securities Exchange Act of 1934) at the end of the last completed fiscal year and who earned an amount in excess of that specified in Instruction 1 to Item 402(a)(3) of Regulation S K.

Severance Under Mr. Taylor’s Employment Agreement, page 138

26.	Please revise to disclose the information missing from the table on page 141.

Response: In response to the Staff’s comment, the Company has revised the table on page 164.

Director Compensation, page 142

27.	Please revise to disclose the information missing from the first table on page 142.

Response: In response to the Staff’s comment, the Company has revised the table on page 165.

Conversion and Transfer of Class B Non-voting Common Stock, page 148

28.	Please add a risk factor addressing any potential risks that may result from shares of Class B non-voting common stock being converted into shares of Class A common stock.

Response: In response to the Staff’s comment, the Company has revised pages 38 and 39 to add a risk factor addressing any potential risks that may result from shares of Class B non-voting common stock being converted into shares of Class A common stock.

North American Financial Holdings, Inc. Unaudited Consolidated Financial Statements for the Three Months Ended March 31, 2010 and 2011

Note 8. Fair Value Measurements, page F-25

29.	Please tell us and revise your next amendment to disclose how often you obtain updated appraisals for your collateral dependent loans and other real estate owned. If this policy varies by loan type please disclose that also. Also, we note your disclosure on page F-26 that you adjust for differences to the values you obtain in an independent appraisal. Please describe in detail any adjustments you make to the appraised values including those made as a result of outdated appraisals. Also, discuss how you consider the potential for outdated appraisal values in your determination of the allowance for loan losses.

Christian Windsor

U.S. Securities and Exchange Commission

Response: The Company advises the Staff that its policy is to update appraisals, at a minimum, annually for all classified assets, which include collateral dependent loans and OREO. In response to the Staff’s comment, the Company has disclosed the frequency with which it obtains updated appraisals for classified loans and other real estate owned in note 8 to the Company’s unaudited financial statements for the six months ended June 30, 2011 and 2010 on page F-31. The Company has also revised note 8 to describe adjustments made to appraised values, including those made as a result of outdated appraisals.

North American Financial Holdings, Inc. Consolidated Financial Statements as of and for the Year Ended December 31, 2010 and as of December 31, 2009 and for the Period from November 30, 2009 to December 31, 2009

Notes to Consolidated Financial Statements

Note 5. Loans, page F-53

30.	For each reporting period presented, please revise your next amendment to include a rollforward of your loans accounted for under ASC 310-30-50-2 which reconciles the contractual receivable to your carrying amount for the First National Bank of the South, Metro Bank of Dade County, and Turnberry Bank acquisitions.

Response: In response to the Staff’s comment, the Company has revised page F-58 to include a rollforward of loans accounted for under ASC 310-30-50-2 which reconciles the contractual receivable to the carrying amount for the First National Bank of the South, Metro Bank of Dade County, and Turnberry Bank acquisitions.

Exhibits

31.	Please file with your next amendment all exhibits that you indicate will be filed by amendment or tell us when you plan to file them. Note that we may have comments after reviewing these exhibits.

Response: In response to the Staff’s comment, the Company has filed all available exhibits with the Amendment, including Exhibits 2.1, 2.2, 2.3, 4.2, 4.3 and 10.2 and will file all remaining exhibits as soon as practicable, other than (1) the amended and restated certificate of incorporation and amended and restated bylaws, which will be filed following the adoption of the amended and restated certificate of incorporation at a special meeting of the stockholders of the Company expected to be held in late September, 2011, and (2) the executed legal opinion and consent of Wachtell, Lipton, Rosen & Katz, which will be filed on and dated as of the effective date of the Registration Statement.

The Company hopes that the foregoing has been responsive to the Staff’s comments. If you have any questions related to this letter, please contact David Shapiro at (212) 403-1314.

Sincerely,

/s/ Christopher G. Marshall
Christopher G. Marshall
Chief Financial Officer

cc:	David E Shapiro, Esq.
Mark F. Veblen, Esq.
Wachtell, Lipton, Rosen & Katz
51 West 52 Street
New York, NY 10019

Lee A. Meyerson, Esq.
Lesley Peng, Esq.
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10016